Preferred Stock (Details) (USD $)	12 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended	8 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 21, 2011	Mar. 25, 2011	Nov. 16, 2010	May 12, 2010	Dec. 31, 2008	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2013
Class of Stock [Line Items]
Stock issued, Values	$ 8,795,032
Common Stock [Member]
Class of Stock [Line Items]
Stock issued, Shares	8,333,333
Stock issued, Values	8,333
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, Shares		156,306	176,768	173,922	236,598	35
Stock issued, Values						3,500,000	350,000	350,000
Issuance costs						515,000
Net proceeds of shares						2,985,000
Preferred Shares issued, shares						3,500,000
Percentage of cumulative dividend	10.00%					10.00%
Warrants issued	6,000,000
Exercise price	$ 2					$ 2
Treasury stock	100,000
Conversion price	$ 1
Undeclared dividends		350,000
Total Undeclared dividends							350,000	350,000			700,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, Shares									15	15
Stock issued, Values	1,500,000									1,500,000
Issuance costs	350,000
Net proceeds of shares	1,150,000
Preferred Shares issued, shares									1,000,000	1,000,000
Percentage of cumulative dividend	10.00%								10.00%	10.00%
Warrants issued									1,000,000	3,000,000
Exercise price	$ 2								$ 3	$ 3
Treasury stock	100,000
Conversion price	$ 1.50
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued, Shares		66,988	75,758
Stock issued, Values									644,540		300,000
Issuance costs	350,000
Preferred shares issued, values	1,158,900
Warrants issued	3,000,000
Warrants, Value	$ 341,100								$ 855,460